Deferred taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred income tax assets	R$ 1,723,253	R$ 1,411,788	R$ 1,119,259	R$ 1,012,595
Deferred income tax liabilities	(4,385,144)	(1,313,712)	(1,308,537)	(1,296,334)
Deferred tax assets (liabilities), net	(2,661,891)	98,076	R$ (189,278)	R$ (283,739)
Realized Within 12 Months [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	530,104	366,525
Deferred income tax liabilities	(25,563)	(36,074)
Realized After 1 Year [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	1,193,149	1,045,263
Deferred income tax liabilities	R$ (4,359,581)	R$ (1,277,638)